Offerings - Offering: 1	Oct. 31, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	10,000,000
Proposed Maximum Offering Price per Unit	188.83
Maximum Aggregate Offering Price	$ 1,888,300,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 289,098.73
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement on Form S-8 shall also cover an indeterminate number of additional shares of common stock, par value $0.01 per share ("Common Stock"), of AbbVie Inc., a Delaware corporation (the "Registrant"), which may become issuable by reason of any stock split, stock dividend, recapitalization or other similar transaction effected without consideration which results in the increase in the number of outstanding shares of Common Stock. Pursuant to Rule 416(c) under the Securities Act, this registration statement on Form S-8 also covers an indeterminate amount of plan interests to be offered or sold pursuant to the AbbVie Savings Program. Proposed maximum offering price per unit estimated solely for the purpose of calculating the registration fee. Pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, the proposed maximum offering price per unit and maximum aggregate offering price are based on the reported average of the high and low prices of Common Stock as reported on the New York Stock Exchange on October 28, 2024 (rounded up to the nearest cent).